Bank credit lines, loan facilities and notes - Schedule of Debt Outstanding (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	May 08, 2024	Jul. 01, 2021
Debt Instrument [Line Items]
Total debt	$ 3,416,688				$ 3,446,450				$ 3,806,213
Less current portion of debt	(529,762)				(29,762)				(110,150)
Total long-term debt	2,886,926				3,416,688				3,696,063
Less debt issuance costs and debt discount	(14,310)				(20,290)				(30,624)
Total long-term debt, net	$ 2,872,616				$ 3,396,398				$ 3,665,439
Senior Secured Term Loan | Senior Secured Term Loan
Debt Instrument [Line Items]
Interest rate (in percent)	5.672%				6.329%				7.86%					1.00%
Total debt	$ 916,688				$ 946,450				$ 3,251,213
Debt Instrument, Periodic Payment, Principal	$ (7,441)	$ (7,440)	$ (7,441)	$ (7,440)	$ (7,440)	$ (7,441)	$ (2,014,882)	$ (275,000)	$ (250,000)	$ (300,000)	$ (150,000)	$ (250,000)
Senior Secured Notes (the “2026 Notes”) | Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (in percent)	2.875%				2.875%				2.875%					2.875%
Total debt	$ 500,000				$ 500,000				$ 500,000
Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Interest rate (in percent)	0.00%				0.00%				6.72%
Senior Secured Revolving Loan | Senior Secured Revolving Loan | Senior Secured Revolving Loan
Debt Instrument [Line Items]
Total debt	$ 0				$ 0				$ 55,000
Senior Secured Notes (the "2027 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (in percent)	5.809%				5.809%				0.00%				5.809%
Total debt	$ 750,000				$ 750,000				$ 0
Senior Secured Notes (the "2029 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (in percent)	5.849%				5.849%				0.00%				5.849%
Total debt	$ 750,000				$ 750,000				$ 0
Senior Secured Notes (the "2034 Notes") | Senior Subordinated Notes
Debt Instrument [Line Items]
Interest rate (in percent)	6.00%				6.00%				0.00%				6.00%
Total debt	$ 500,000				$ 500,000				$ 0